CONSOLIDATED BALANCE SHEETS (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
Current Assets
Cash and Cash Equivalents	$ 65,675	$ 55,511
Marketable securities	0	549
Accounts receivable, net	18,801	54
Accounts receivable, net related party	0	12,862
Prepaid expenses	5,436	4,365
Inventory	24,281	4,048
Voyages in Progress	14,953	0
Other Current Assets	2,251	1,184
Total Current Assets	131,396	78,573
Non-Current Assets
Vessels, Net	911,429	964,855
Goodwill	18,979	0
Investment in Nordic American Offshore Ltd	64,128	0
Related party receivables	0	36,987
Other Non-current Assets	10,504	5,209
Total Non-current Assets	1,005,041	1,007,051
Total Assets	1,136,437	1,085,624
Current Liabilities
Accounts Payable	6,447	3,095
Accounts Payable, related party	0	1,536
Accrued Voyage Expenses	6,249	0
Accrued Liabilities	6,567	10,343
Total Current Liabilities	19,263	14,974
Long-term Debt	250,000	250,000
Deferred tax liability	37	0
Deferred Compensation Liability	12,154	11,267
Total Liabilities	281,453	276,241
Commitments and Contingencies
Shareholders' Equity
Common Stock, par value $0.01 per Share; 90,000,000 and 90,000,000 shares authorized, 75,382,001 and 52,915,639 shares issued and outstanding at December 31, 2013 and December 31, 2012, respectively	754	529
Additional Paid-in Capital	208,240	15,615
Contributed Surplus	751,567	866,515
Accumulated Other Comprehensive Loss	(160)	(84)
Accumulated Deficit	(105,417)	(73,192)
Total Shareholders' Equity	854,984	809,383
Total Liabilities and Shareholders' Equity	$ 1,136,437	$ 1,085,624